Net Periodic Benefit Cost by South Deep (Detail) (South Deep Gold Mine, USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
South Deep Gold Mine
Service costs
Net periodic benefit cost